RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

Shares/Description				Value
CLOSED-END FUNDS - 19.66%(a)
186,122	BlackRock Corporate High Yield Fund, Inc.			$2,000,812
172,077	BlackRock Credit Allocation Income Trust			2,343,689
65,805	BlackRock Floating Rate Income Strategies Fund, Inc.			807,427
331,929	BrandywineGLOBAL Global Income Opportunities Fund, Inc.			4,016,341
275,197	Eaton Vance Limited Duration Income Fund			3,439,963
33,958	First Trust High Income Long/Short Fund			514,803
51,172	First Trust Senior Floating Rate Income Fund II			614,064
298,098	Franklin Templeton Limited Duration Income Trust			2,775,292
457,841	Invesco Senior Income Trust			1,922,932
452,364	Nuveen Credit Strategies Income Fund			3,383,683
84,228	Nuveen Floating Rate Income Fund			818,696
190,920	Prudential Global Short Duration High Yield Fund			2,743,520
83,448	Voya Prime Rate Trust			393,040
214,893	Western Asset Emerging Markets Debt Fund Inc.			2,984,864
378,786	Western Asset Global High Income Fund Inc.			3,761,345
1,205,332	Western Asset Global High Income Opportunity Fund Inc.			6,086,927

TOTAL CLOSED-END FUNDS
(Cost $39,147,609)				38,607,398

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 6.86%(a)
38,563	Capital Southwest Corp	5.95%	12/15/2022	1,005,723
33,285	KCAP Financial Inc	6.13%	9/30/2022	833,789
227,236	Oxford Square Capital Corp	6.50%	3/30/2024	5,837,693
30,193	Stellus Capital Investments	5.75%	9/15/2022	768,412
137,354	THL Credit, Inc.	6.75%	12/30/2022	3,473,682
21,044	THL Credit, Inc.	6.13%	11/15/2021	547,144
39,033	TriplePoint Venture Growth BDC Corp	5.75%	7/15/2022	1,014,468

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $13,198,833)				13,480,911

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 4.42%(a)(b)
2,500,000	Blackbird Capital Aircraft(d)	5.68%	12/16/2041	2,610,765
3,000,000	InSite Issuer LLC	6.41%	11/15/2046	3,135,926
833,333	Labrador Aviation Finance Limited	5.68%	1/15/2042	858,806
28,380	SOFI Professional Loan Program Trust	0.00%	8/17/2048	1,048,701
1,000,000	SOFI Consumer Loan Program Trust(c)	4.73%	1/26/2026	1,033,499

TOTAL ASSET BACKED OBLIGATIONS
(Cost $8,332,844)				8,687,697

Shares/Description		Rate	Maturity	Value
BANK LOANS - 5.14%(a)
199,999	Acrisure LLC, Senior Secured First Lien Term Loan	3M US L + 4.25%	11/22/2023	199,437
463,814	Air Methods Corp., Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	4/21/2024	378,936
9,459	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan(c)	3M US L + 4.25%	7/31/2026	9,485
95,541	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan B(c)	3M US L + 4.25%	7/10/2026	95,794
210,740	Almonde, Inc., Senior Secured First Lien Term Loan(c)	1M US L + 3.50%	6/13/2024	205,482
573,562	American Tire Distributors Inc., Gauranteed Senior Secured First Lien Term Loan(c)	3M US L + 7.50%	9/1/2021	507,028
206,014	Applied Systems, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	9/19/2024	205,957
208,332	AssuredPartners, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	10/22/2024	207,779
124,375	Athenahealth Senior Secured First Lien Term Loan(c)	3M US L + 4.50%	2/11/2026	124,259
84,575	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan(c)	3M US L + 3.75%	7/25/2025	84,231
59,549	BJ's Wholesale Club Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 2.75%	2/2/2024	59,809
64,510	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.00%	6/16/2025	64,402
117,180	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan(c)	1M US L + 3.50%	7/31/2025	117,701
215,563	Canyon Valor Companies, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 2.75%	6/16/2023	215,563
324,162	Cengage Learning Inc., Guaranteed Senior Secured First Lien Term Loan(c)	1M US L + 4.25%	6/7/2023	307,865
208,227	CHG Healthcare Services, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 3.00%	6/7/2023	208,422
214,020	Colorado Buyer, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 2.50%	5/1/2024	194,070
204,450	Cvent, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	1M US L + 3.75%	11/29/2023	202,214
214,466	Equinox Holdings, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.00%	3/8/2024	214,868
199,066	Filtration Group Corporation, Senior Secured First Lien Term Loan	1M US L + 3.00%	3/31/2025	199,848
64,513	Forest City Enterprises LP, Senior Secured First Lien Term Loan(c)	3M US L + 4.00%	12/8/2025	65,067
448,827	Fortera Finance LLC, Guaranteed Senior Secured First Lien Term Loan(c)	1M US L + 3.00%	10/25/2023	425,825
197,475	Garda World Security Corporation, Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	5/24/2024	197,906
203,993	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.75%	7/2/2025	205,396
58,989	GOBP Holdings Inc., Senior Secured First Lien Term Loan(c)	1M US L + 3.75%	10/22/2025	59,376
200,000	Granite Holdings US Acquisition Co., Guaranteed Senior Secured First Lien Term Loan(c)	1M US L + 5.25%	10/30/2026	195,250
207,809	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	2/1/2023	206,943
518,696	Gulf Finance LLC, Senior Secured First Lien Term Loan(c)	3M US L + 5.25%	8/5/2022	397,454
206,368	Hayward Acquisition Corporation, Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	8/5/2024	199,919
204,038	Hyland Software, Inc., Senior Secured First Lien Term Loan(c)	1M US L + 3.25%	7/1/2024	204,267
197,480	Informatica LLC, Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	8/5/2022	198,509
105,000	Inmarsat Plc., Senior Secured First Lien Term Loan	1M US L + 4..50%	9/23/2026	103,532
203,447	Intrawest Resorts, Senior Secured First Lien Term Loan(c)	3M US L + 3.00%	7/31/2024	204,401
113,844	IRB Holding Corp., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	2/5/2025	113,496
214,509	Kronos Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.00%	11/1/2023	215,143

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
 Schedule of Investments
September 30, 2019 (Unaudited)

207,437	Life Time Fitness, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 2.75%	6/10/2022	207,756
209,468	McDermott Technology Americas Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 5.00%	5/17/2025	133,327
374,060	Millennium Acquisition Inc., Senior Secured First Lien Term Loan(c)	1M US L + 5.00%	3/27/2026	364,241
74,246	Mitchell International Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	11/29/2024	71,329
205,982	MLN US Holdco LLC, Senior Secured First Lien Term Loan(c)	1M US L + 4.50%	7/11/2025	192,078
406,765	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan(c)	3M US L + 2.75%	6/7/2023	388,629
133,647	NCI Building Systems Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 3.75%	4/12/2025	131,141
80,000	Nexstar Broadcasting Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 2.75%	6/19/2026	80,456
80,000	Option Care, Senior Secured First Lien Term Loan(c)	3M US L + 4.50%	5/22/2026	80,000
129,675	Oryx Midstream, Senior Secured First Lien Term Loan(c)	3M US L + 4.00%	5/22/2026	126,717
104,431	Panther BF Aggregator, Senior Secured First Lien Term Loan(c)	3M US L + 3.50%	4/30/2026	103,746
158,999	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured First Lien Term Loan(c)	6M US L + 3.50%	4/26/2024	157,210
79,399	Radiology Partners Inc., Guaranteed Senior Secured First Lien Term Loan(c)	3M US L + 4.75%	7/9/2025	78,477
207,164	Redtop Acquisitions (CPA Global), Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	11/1/2024	205,027
178,750	Refinitiv US Holdings, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 3.75%	10/1/2025	179,904
109,394	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan(c)	3M US L + 4.50%	6/20/2024	96,905
201,424	Sophia LP, Senior Secured First Lien Term Loan(c)	3M US L + 3.25%	9/30/2022	201,718
54,450	Travel Leaders Group LLC, Guaranteed Senior Secured First Lien Term Loan(c)	1M US L + 4.00%	1/25/2024	54,632
118,800	Verscend Holdings Corporation, Senior Secured First Lien Term Loan(c)	3M US L + 4.50%	8/27/2025	119,419
180,104	Vertafore Inc., Senior Secured First Lien Term Loan(c)	1M US L + 3.25%	6/4/2025	175,377
77,237	Web.com, Senior Secured First Lien Term Loan(c)	1M US L + 3.75%	10/10/2025	76,112
70,000	Zelis Payments Buyer Inc., Senior Secured First Lien Term Loan	1M US L + 4.75%	10/30/2026	69,562

TOTAL BANK LOANS
(Cost $10,297,824)				10,089,397

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 14.62%(a)
	Apidos Ltd.
500,000	Series 2015-21A(b)(c)	3M US L + 8.25%	7/19/2027	482,495
500,000	Series 2016-24A(b)(c)	3M US L + 5.80%	10/21/2030	469,573
	Areit Trust
538,000	Series 2019-CRE3 D(b)(c)	1M US L + 2.65%	9/14/2036	540,892
	Atrium CDO Corp
500,000	Series XIII 2017-13(b)(c)	3M US L + 6.05%	11/21/2030	466,522
500,000	Series 2018-14A-E(b)(c)	3M US L + 5.65%	8/23/2030	456,811
	Babson CLO Ltd.
500,000	Series 2018-4A(c)	3M US L + 5.82%	10/15/2030	461,683
	Canyon Capital Ltd.
500,000	Series 2016-1R(b)(c)	3M US L + 5.75%	7/15/2031	449,433
	Carlyle Global Market Strategies
500,000	Series 2013-3A(c)	3M US L + 5.50%	10/15/2030	441,250
500,000	Series 2014-2RA(b)(c)	3M US L + 5.35%	5/15/2031	432,275
	Castlelake Aircraft Structured Trust
387,437	Series 2018-1C(b)	6.63%	6/15/2043	390,541
1,250,000	Series 2019-1A(b)	0.00%	4/15/2039	1,260,727
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(b)(c)	3M US L + 5.80%	4/15/2030	460,626
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(b)(c)	1M US L + 2.75%	5/25/2023	3,946,416
	CIM Trust
3,720,000	Series 2017-3RR(b)(c)	10.97%	1/29/2057	3,864,094
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A(b)(c)	3M US L + 5.00%	4/20/2028	473,893
	Dryden Senior Loan Fund
500,000	Series 2015-37R(b)(c)	3M US L + 5.15%	1/15/2031	443,819
500,000	Series 2015-40R(b)(c)	3M US L + 5.75%	8/15/2031	458,155
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(b)(c)	3M US L + 5.40%	7/15/2030	452,065
	FMC GMSR Issuer Trust
3,000,000	Series 2019-GT1(b)(c)	5.66%	5/25/2026	3,057,471
	Gilbert Park CLO, Ltd.
500,000	Series 2017-1A(b)(c)	3M US L + 6.40%	10/15/2030	487,750
	Granite Point Mortgage Trust, Ltd.
999,000	Series 2018-FL1(b)(c)	1M US L + 2.95%	11/21/2035	1,006,493
	LCM Ltd Partnership
500,000	Series 14A(b)(c)	3M US L + 5.50%	7/20/2031	428,250
500,000	Series 17A(b)(c)	3M US L + 6.00%	10/15/2031	454,797
500,000	Series 27A(b)(c)	3M US L + 5.60%	7/16/2031	455,007
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(b)(c)	3M US L + 5.50%	10/21/2030	453,925
	Neuberger Berman Loan Advisors Ltd.
500,000	Series 2018-23R(b)(c)	3M US L + 5.75%	10/18/2027	471,004
	New Century Home Equity Loan Trust
2,444,253	Series 2006-1(c)(d)	1M US L + 0.18%	5/25/2036	2,322,463
	Octagon Investment Partners Ltd.
500,000	Series 2016-26R(b)(c)	3M US L + 8.09%	7/15/2030	454,136
500,000	Series 2013-16R(b)(c)	3M US L + 5.75%	7/17/2030	448,258

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

	RMAT
881,964	Series 2015-PR2(b)(d)	9.85%	11/25/2035	866,378
	Voya Ltd.
500,000	Series 2018-2A(b)(c)	3M US L + 5.25%	7/15/2031	455,864
	Wave USA
500,000	Series 2019-1 C	6.41%	9/15/2044	499,990
	Webster Park CLO Ltd.
500,000	Series 2015-1A(b)(c)	3M US L + 5.50%	7/22/2030	459,239
	Wind River CLO, Ltd.
500,000	Series 2018-2A(b)(c)	3M US L + 5.75%	7/15/2030	445,414

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $29,691,584)				28,717,709

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.10%(a)
Argentina - 0.30%
150,000	Banco Macro SA(c)	6.75%	11/4/2026	103,875
250,000	Compania General Combust	9.50%	11/7/2021	190,625
200,000	Telecom Argentina SA(b)	8.00%	7/18/2026	175,500
150,000	YPF Sociedad Anonima	8.50%	7/28/2025	118,502
				588,502
Austria - 0.14%
250,000	Klabin Austria GMBH	7.00%	4/3/2049	266,575

Bermuda - 0.13%
250,000	Geopark LTD	6.50%	9/21/2024	258,125

Brazil - 0.26%
250,000	Banco BTG Pactual(c)	7.75%	2/15/2029	261,250
250,000	Banco do Brasil(c)	6.25%	4/15/2167	246,875
				508,125
British Virgin Islands - 0.23%
200,000	C10 Capital SPV LTD(c)	3M US L + 5.50%	12/29/2049	199,000
239,500	Star Energy Geothermal	6.75%	4/24/2033	250,331
				449,331
Canada - 0.20%
250,000	Canacol Energy LTD	7.25%	5/3/2025	265,438
221,396	Stoneway Capital Corp.	10.00%	3/1/2027	133,391
				398,829
Cayman Islands - 0.27%
300,000	CSN Islands XII	7.00%	3/23/2167	262,690
250,000	Latam Finance LTD	7.00%	3/1/2026	267,043
				529,733
Chile - 0.13%
250,000	AES Gener SA(c)	7.13%	3/26/2079	262,813

Dominican Republic - 0.14%
250,000	Aeropuertos Dominicanos	6.75%	3/30/2029	263,562

Ireland - 0.13%
250,000	C&W Senior Financing DAC	6.88%	9/15/2027	260,000

Luxembourg - 0.50%
250,000	Gilex Holding Sarl	8.50%	5/2/2023	269,065
200,000	JSL Europe	7.75%	7/26/2024	215,506
250,000	Millicom International Cellular	6.25%	3/25/2029	273,650
250,000	Minerva Luxembourg SA	5.88%	1/19/2028	251,300
				1,009,521
Mexico - 1.11%
250,000	Banco Mercantil del Norte(c)	7.63%	1/6/2167	255,940
250,000	BBVA Bancomer SA Texas(c)	5.13%	1/18/2033	239,062
200,000	Banco Santander Mexico(c)	8.50%	7/20/2168	211,000
243,750	Cometa Energia SA	6.38%	4/24/2035	260,203
250,000	Credito Real Sab De CV(c)	9.13%	5/29/2163	257,502
250,000	Docuformas SA(b)	10.25%	7/24/2024	247,363
250,000	Financiera Independencia	8.00%	7/19/2024	231,877
250,000	Grupo Posadas Sab CV	7.88%	6/30/2022	251,253
250,000	Unifin Financiera SA DE(c)	8.88%	7/29/2025	223,128
				2,177,328
Netherlands - 0.28%
250,000	Petrobras Global Finance	6.90%	3/19/2049	287,250
250,000	VTR Finance BV	6.88%	1/15/2024	258,125
				545,375
Spain - 0.15%
250,000	AI Candelaria Spain SLU(b)	7.50%	12/15/2028	284,690

United Kingdom - 0.13%
250,000	Vedanta Resources(b)	9.25%	4/23/2026	249,437

TOTAL FOREIGN CORPORATE BONDS
(Cost $7,985,337)				8,051,946

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 0.39% (a)
Exploration & Production - 0.12%
250,000	Gran Tierra Energy Inc.(b)	7.75%	5/23/2027	235,625

Food & Beverage - 0.13%
250,000	NBM US Holdings Inc.(b)	7.00%	5/14/2026	262,969

Metals & Mining - 0.14%
300,000	Freeport McMoran Inc.	5.45%	3/15/2043	271,614

TOTAL U.S. CORPORATE BONDS
(Cost $758,721)				770,208

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.14% (a)
Dominican Republic - 0.14%
250,000	Dominican Republic(b)	6.40%	6/5/2049	266,878

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $254,235)				266,878

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 48.34%(a)
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(b)(c)	1M US L + 3.40%	6/15/2035	437,143
	Banc of America Funding Corporation
2,308,319	Series 2006-D(c)	3.55%	5/20/2036	2,087,621
	Banc of America Merrill Lynch Large Loan Trust
730,000	Series 2019-AHT D(b)(c)	1M US L + 2.50%	3/15/2034	733,755
	Banc of America Mortgage Securities Inc.
2,212,055	Series 2007-3	6.00%	9/25/2037	2,163,741
	The Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(b)(c)	1M US L + 2.35%	3/17/2036	632,805
	Barclays Commercial Mortgage Securities Trust
682,000	Series 2018-CBM(b)(c)	1M US L + 3.15%	7/15/2037	685,012
	BB-UBS Trust
500,000	Series 2012 - TFT(b)(c)	3.68%	6/7/2030	487,045
	Bear Stearns Adjustable Rate Mortgage Trust
1,479,038	Series 2006-2(c)	4.28%	7/25/2036	1,409,277
	Bear Stearns Alt-A Trust
1,964,209	Series 2005-10(c)	4.19%	1/25/2036	1,847,967
	Breamar Hotels & Resorts Trust
402,000	Series 2018-PRME F(b)(c)	1M US L + 2.90%	6/15/2035	403,798
	BX Trust
321,000	Series 2019-IMC D(b)(c)	1M US L + 1.90%	4/17/2034	322,205
	Carbon Capital VI Commercial Mortgage
316,000	Series 2019-FL2(b)(c)	1M US L + 2.85%	11/18/2021	318,775
	Chase Mortgage Finance Corporation
3,577,735	Series 2007-S4(c)	1M US L + 0.60%	6/25/2037	1,731,748
	ChaseFlex Trust
2,913,718	Series 2007-1	6.50%	2/25/2037	1,722,144
	Citigroup Commercial Mortgage Trust
319,000	Series 2018-TBR F(b)(c)	1M US L + 3.65%	12/15/2036	321,146
	Citigroup Mortgage Loan Trust Inc.
196,000	Series 2015-GC27 D(b)(c)	4.57%	2/12/2048	187,626
2,057,219	Series 2005-5(c)	3.94%	10/25/2035	1,567,599
1,228,052	Series 2007-AR5(c)	4.70%	4/25/2037	1,183,156
192,000	Series 2016-GC36 D(b)	2.85%	2/10/2049	167,845
	Commercial Mortgage Trust
500,000	Series 2012-CR4(b)(c)	4.72%	10/17/2045	206,025
878,000	Series 2018-HCLV(b)(c)	1M US L + 2.18%	9/15/2033	878,675
	Countrywide Alternative Loan Trust
980,911	Series 2005-48T1 `	5.50%	11/25/2035	877,157
931,122	Series 2005-63(c)	4.10%	12/25/2035	858,872
3,078,181	Series 2005-64CB	5.50%	12/25/2035	2,715,199
1,347,080	Series 2006-26CB	6.50%	9/25/2036	1,086,359
2,858,107	Series 2007-14T2	6.00%	7/25/2037	2,104,248
2,837,085	Series 2007-2CB	5.75%	3/25/2037	2,411,522
2,442,055	Series 2007-16CB	6.25%	8/25/2037	2,089,875
	Countrywide Home Loans
2,115,688	Series 2005-HYB1(c)(d)	1M US L + 0.60%	3/25/2035	2,036,464
2,690,795	Series 2007-9	5.75%	7/25/2037	2,256,115
2,284,341	Series 2007-HYB1(c)	3.54%	3/25/2037	2,160,206
	Credit Suisse First Boston Mortgage Securities Corp.
1,509,232	Series 2005-9	5.50%	10/25/2035	1,340,114
	Credit Suisse Mortgage Trust

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

2,232,445	Series 2006-7	6.75%	8/25/2036	1,934,731
2,185,671	Series 2007-1	6.00%	2/25/2037	1,938,812
	First Horizon Alternative Mortgage Securities Trust
773,625	Series 2005-AA8(c)	3.65%	10/25/2035	719,146
	FREMF Mortgage Trust
5,500,000	Series 2013-K713(b)(f)	0.10%	4/25/2046	2,526
2,500,000	Series 2013-K713 D(b)(e)(g)	0.00%	4/25/2046	2,419,090
166,042	Series 2016-KF22(b)(c)	1M US L + 5.05%	7/25/2023	172,070
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(b)(c)	5.14%	12/10/2041	498,301
	GS Mortgage Securities Trust
1,476,000	Series 2014-GC26(b)(c)	4.67%	11/13/2047	1,302,304
325,000	Series 2018-FBLU(b)(c)	1M US L + 3.25%	11/15/2035	327,063
655,000	Series 2018-TWR(b)(c)	1M US L + 3.92%	7/15/2031	661,144
	Hawaii Hotel Trust
230,000	Series 2019-MAUI F(b)(c)	1M US L + 2.75%	5/17/2038	231,368
	Hospitality Mortgage Trust
227,673	Series 2019-HIT G(b)(c)	1M US L + 3.90%	11/17/2036	228,242
	IndyMac INDX Mortgage Loan Trust
1,414,172	Series 04-AR4(c)	4.37%	8/25/2034	1,421,019
2,941,765	Series 2007-FLX6(c)(d)	1M US L + 0.25%	9/25/2037	2,918,010
	JP Morgan Chase Commercial Mortgage Securities Corp.
109,250	Series 2006-LDP9	5.34%	5/15/2047	105,026
15,245	Series 2007-LDPX(c)	5.46%	1/15/2049	15,274
411,000	Series 2011-C3(b)(c)	5.85%	2/16/2046	398,195
130,000	Series 2014-C20 D(b)(c)	4.75%	7/17/2047	122,049
500,000	Series 2016-WIKI(b)(c)	4.14%	10/5/2031	506,613
320,000	Series 2019-MFP F(b)(c)	5.13%	7/15/2036	322,028
109,000	Series 2019-UES C(b)	4.34%	5/5/2032	116,106
111,000	Series 2019-UES D(b)(c)	4.60%	5/5/2032	117,352
130,000	Series 2019-UES E(b)(c)	4.60%	5/5/2032	134,658
136,000	Series 2019-UES F(b)(c)	4.60%	5/5/2032	136,861
148,000	Series 2019-UES G(b)(c)	4.60%	5/5/2032	143,950
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(b)(c)(f)	1.26%	8/17/2046	346,469
402,000	Series 2014-C23 E(b)(c)	3.36%	9/17/2047	342,142
632,000	Series 2015-C27(b)(c)	3.99%	2/18/2048	626,949
	Luminent Mortgage Trust
1,941,515	Series 06-3-11A1(c)(d)	1M US L + 0.20%	5/25/2036	1,904,774
1,894,175	Series 06-3-12A1(c)(d)	1M US L + 0.21%	5/25/2036	1,822,143
	Mello Warehouse Securitization Trust
3,000,000	Series 2019-1(b)(c)	1M US L + 5.50%	6/25/2052	3,048,618
	Monarch Beach Report Trust
1,000,000	Series 2018-MBMZ(b)(c)	1M US L + 4.96%	7/16/2035	1,005,803
	Morgan Stanley BAML Trust
119,000	Series 2015-C20(b)	3.07%	2/15/2048	111,668
	Morgan Stanley Capital Trust
350,000	Series 2018-SUN(b)(c)	1M US L + 3.05%	7/16/2035	351,272
	MSCCG Trust
555,000	Series 2018-SELF(b)(c)	1M US L + 3.05%	10/15/2037	557,108
	Nomura Asset Acceptance Corporation
2,242,885	Series 2005-AP3(d)	5.19%	8/25/2035	1,468,547
	NYT Mortgage Trust
315,000	Series 2019-NYT(b)(c)	1M US L + 3.00%	12/17/2035	318,504
	One Market Plaza Trust
319,000	Series 2017-1MKT E(b)	4.14%	2/10/2032	322,536
	PR Mortgage Loan Trust
2,423,693	Series 2014-1(b)(c)	5.91%	10/25/2049	2,318,003
	Residential Accredit Loans, Inc.
2,191,967	Series 2007-QA5(c)	5.95%	9/25/2037	2,084,947
	Residential Asset Securitization Trust
2,645,304	Series 2005-A15	5.75%	2/25/2036	1,830,159
2,570,596	Series 2007-A5	6.00%	5/25/2037	2,203,897
	Residential Funding Mortgage Securities I Trust
1,466,063	Series 2005-SA2(c)	4.79%	6/25/2035	1,300,567
3,008,167	Series 2006-S8	6.00%	9/25/2036	2,887,951
	Structured Adjustable Rate Mortgage Loan Trust
1,265,795	Series 2005-22(c)	4.49%	12/25/2035	1,220,501
2,445,230	Series 2007-8(c)	4.22%	9/25/2037	2,393,913
	Structured Asset Mortgage Investments Inc.
691,830	Series 2005-AR7(c)	12M UST + 1.05%	3/25/2046	791,922
	UBS-Barclays Commercial Mortgage Trust
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,765,676	Series 2005-8	5.50%	10/25/2035	1,756,352
1,667,191	Series 2006-AR6(c)	3.76%	8/25/2036	1,592,481
1,864,605	Series 2006-AR10(c)	3.81%	8/25/2046	1,828,087
1,427,288	Series 2006-2	6.00%	3/25/2036	1,484,808
1,922,966	Series 2007-HY3(c)	3.89%	3/25/2037	1,874,665
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(b)	3.12%	3/17/2059	309,897

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

	VMC Fiannce LLC
500,000	Series 2019-FL3 D(c)	1M US L + 2.65%	9/15/2036	501,563

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $98,821,296)				94,929,423

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES - 25.09% (a)
	Federal Home Loan Mortgage Corporation
4,254,725	Series 3770	4.00%	12/15/2040	4,772,379
6,419,567	Series 3966(c)(f)(h)	5.90% - 1M US L	12/15/2041	842,889
2,416,725	Series 4170(c)(h)	4.05% - 1M US L	1/15/2033	2,380,363
4,633,554	Series 4605	3.00%	8/15/2046	4,545,367
4,862,150	Series 4657	3.00%	2/15/2047	5,035,301
4,390,629	Series 4686	4.00%	3/15/2047	4,864,546
	Federal National Mortgage Association
4,903,061	Series 2011-101(c)(f)(h)	5.90% - 1M US L	10/25/2041	730,793
4,297,692	Series 2011-124(c)(f)(h)	6.50% - 1M US L	12/25/2041	718,183
5,164,422	Series 2012-20(c)(f)(h)	6.45% - 1M US L	3/25/2042	836,048
4,252,553	Series 2013-36	3.00%	4/25/2043	4,438,563
6,000,000	Series 2013-109(e)(g)	0.00%	7/25/2043	4,539,608
2,925,877	Series 2014-38	3.00%	9/25/2043	2,916,227
6,404,865	Series 2014-58	3.00%	9/25/2044	6,540,612
1,130,548	Series 2016-26(c)(h)	7.62% - 1M US L	11/25/2042	1,107,476

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

	Government National Mortgage Association
17,035,914	Series 2013-155(c)(f)	0.17%	9/16/2053	284,064
4,574,140	Series 2017-17	3.50%	2/20/2047	4,732,725

TOTAL U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES
(Cost $40,682,874)				49,285,144

Shares/Description				Value
SHORT-TERM INVESTMENTS 9.04%(a)
Money Market Fund
17,753,588	Fidelity Institutional Government Portfolio
	(7 Day Yield 1.86%)(i)			17,753,588

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,661,531)				17,753,588

TOTAL INVESTMENTS - 137.80%				270,640,299
(Cost $273,117,756)
LIABILITIES IN EXCESS OF OTHER ASSETS (37.80)%				(74,243,852)
NET ASSETS - 100.00%				$196,396,447

Investment Abbreviations:
Libor - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2019 was 2.02%
3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%
6M US L - 6 Month LIBOR as of September 30, 2019 was 2.06%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement.
At September 30, 2019, the value of securities pledged amounted to $270,640,299, which represents approximately 137.80% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $58,683,227 which represents approximately 29.88% of net assets as of
September 30, 2019.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step-up bond. The interest rate shown is the rate in effect as of September 30, 2019.
(e)	Denotes zero-coupon bond.
(f)	Interest only security.
(g)	Principal only strips.
(h)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
Interest rate may also be subject to a cap or floor.
(i)	Seven-day yield as of September 30, 2019.

SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.  This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or  Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fair values for long-term debt securities, including asset-backed obligations, non-agency collateralized mortgage obligations, and U.S. government/agency mortgage-backed securities are normally determined on the basis of the mean valuations provided by independent pricing services.  Vendors typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors (“Board”) has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at September 30, 2019 involving the Fund’s assets:

	Valuation Inputs
Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset Backed Obligations	$-	$8,687,697	$-	$8,687,697
Bank Loans	-	10,089,397	-	10,089,397
Business Development Company Notes	13,480,911	-	-	13,480,911
Closed-End Funds	38,607,398	-	-	38,607,398
Collateralized Loan Obligations Foreign Corporate Bonds	- -	28,717,709 8,051,946	- -	28,717,709 8,051,946
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	266,878	-	266,878
Non-Agency Collateralized Mortgage Obligations	-	94,929,423	-	94,929,423
U.S. Corporate Bonds	-	770,208	-	770,208

U.S. Government/Agency Mortgage Backed Securities	-	49,285,144	-	49,285,144
Short-Term Investments	17,753,588	-	-	17,753,588
Total	$69,841,897	$200,798,402	$-	$270,640,299
*     Refer to the Fund’s Schedule of Investments for a listing of securities by type.

The Fund did not hold any Level 3 securities at the end of the reporting period. There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.